Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash and cash equivalents	$ 75,585	$ 83,045